FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block [Abstract]
Brookfield Renewables foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:
(MILLIONS)	Notes	2017	2016	2015
Foreign currency translation on
Property, plant and equipment, at fair value	12	$506	$1,186	$(1,975)
Long-term debt and credit facilities		(282)	(244)	697
Deferred income tax liabilities and assets		(82)	(157)	202
Other assets and liabilities		48	201	(62)
		$190	$986	$(1,138)